Fees Summary	Oct. 31, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,522,666,669.00
Previously Paid Amount	0.00
Total Fee Amount	210,280.27
Total Offset Amount	0.00
Net Fee	$ 210,280.27